Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Net financial obligations	$ 7,981		$ 5,837	$ 5,902
EBITDA	$ 1,639		$ 1,495
Net financial obligations to EBITDA	487.00%		390.00%
Equity attributable to Owners of the Company	$ 2,583	[1]	$ 2,059
Net financial obligations and equity	$ 10,564		$ 7,896
Gearing ratio	76.00%		74.00%

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.